As filed with the Securities and Exchange Commission on November 19, 2018

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 56	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57	☒
(Check appropriate box or boxes.)

 FQF TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With Copies to:
William DeRoche, President	Kelly A. Muschett	Corey F. Rose
53 State Street	Vice President, Legal Counsel	Dechert LLP
Suite 1308	AGF Investments Inc.	1900 K. Street, NW
Boston, MA 02109	66 Wellington Street West, 31st Floor Toronto, Ontario, Canada M5K 1E9	Washington, D.C. 20006-1110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 56 meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 19th day of November 2018.

FQF TRUST
By:	/s/William H. DeRoche
William H. DeRoche, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William H. DeRoche	President	November 19, 2018
William H. DeRoche

/s/Joshua G. Hunter	Principal Financial Officer and Treasurer	November 19, 2018
Joshua G. Hunter

/s/ Peter A. Ambrosini*	Trustee	November 19, 2018
Peter A. Ambrosini

/s/ Joseph A. Franco*	Trustee	November 19, 2018
Joseph A. Franco

/s/ William C. Carey*	Trustee and Vice President	November 19, 2018
William C. Carey

/s/ Richard S. Robie III*	Trustee	November 19, 2018
Richard S. Robie III

/s/Corey F. Rose
Corey F. Rose

*Signatures affixed by Corey F. Rose on November 19, 2018 pursuant to power of attorney.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase